Principal Sources of Changes in Standardized Measure of Discounted Future Net Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Balance at beginning of period	$ 102,218	$ 269,320	$ 46,422
Net change in prices and production costs	101,345	(83,873)	(15,929)
Net change in future development costs	29,336	(31,811)	(3,695)
Natural gas net revenues	(68,135)	(18,376)	(11,815)
Extensions	114,489	38,937	243,003
Revisions of previous quantity estimates	1,133	(108,209)	(14,259)
Previously estimated development costs incurred	66,894	17,036	3,040
Accretion of discount	10,230	26,932	4,642
Changes in timing and other	59,654	(7,738)	17,911
Balance at end of period	417,164	102,218	269,320
Marcellus Joint Venture
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Balance at beginning of period	71,077	70,587
Net change in prices and production costs	81,974	(26,855)
Net change in future development costs	2,781	(262)
Natural gas net revenues	(32,782)	(7,707)	(2,494)
Extensions	18,950	38,131	73,081
Revisions of previous quantity estimates	(14,752)	(28,923)
Previously estimated development costs incurred	31,253	12,862
Accretion of discount	7,111	7,059
Changes in timing and other	(19,509)	6,185
Balance at end of period	$ 146,103	$ 71,077	$ 70,587